Supplementary Financial Statement Information (Details) - Schedule of trade accounts payable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts payable:
Accounts payable	$ 75	$ 46
Payroll and related expenses	247	277
Accrued expenses	258	151
Other	228	82
Total	733	510
In Sweden [Member]
Accounts payable:
Accounts payable	16	33
Overseas [Member]
Accounts payable:
Accounts payable	$ 59	$ 13